Capital Stock, Stock Awards, and Stock Options (Stock Awards Rollforward) (Details 1)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning of year, unvested, Number of Shares | shares	67,225
Awarded, Number of Shares | shares	15,543
Vested, Number of Shares | shares	(28,593)
Forfeited, Number of Shares | shares	(2,600)
End of year, unvested, Number of Shares | shares	51,575
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning of year, Average Grant-Date Fair Value (in dollars per share) | $ / shares	$ 655.15
Awarded, Average Grant-Date Fair Value (in dollars per share) | $ / shares	535.67
Vested, Average Grant-Date Fair Value (in dollars per share) | $ / shares	415.66
Forfeited, Average Grant-Date Fair Value (in dollars per share) | $ / shares	810.81
End of year, Average Grant-Date Fair Value (in dollars per share) | $ / shares	$ 744.07